Income Tax (Provision for Income Tax from Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ (56)	$ 85	$ (29)
State and local	9	2	6
Foreign	779	422	846
Subtotal	732	509	823
Deferred:
Federal	1,597	(250)	(244)
State and local	(1)	(11)	(1)
Foreign	137	413	(450)
Subtotal	1,733	152	(695)
Current and Deferred:
Provision for income tax expense (benefit)	$ 2,465	$ 661	$ 128